Share-based Payment - Summary of Share-based Payment Arrangements (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019	[1]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	11,531,359	3,131,000
Number of share options granted	28,984,479
Exercised /canceled /transferred	(13,391,968)
Number Of Outstanding Share options	15,592,511	10,536,790	11,478,287
Cosan S.A. [member] | Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	9,946,886
Exercised /canceled /transferred	(2,145,646)
Number Of Outstanding Share options	7,801,240
Cosan S.A. [member] | Stock grant programs [member] | April 27, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 27, 2017
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	1,096,000
Exercised /canceled /transferred	(954,028)
Number Of Outstanding Share options	141,972
Cosan S.A. [member] | Stock grant programs [member] | July 31, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2017
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	1,192,428
Exercised /canceled /transferred	(396,848)
Number Of Outstanding Share options	795,580
Cosan S.A. [member] | Stock grant programs [member] | July 31, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2018
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	842,408
Exercised /canceled /transferred	(107,576)
Number Of Outstanding Share options	734,832
Cosan S.A. [member] | Stock grant programs [member] | July 31, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2019
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	229,020
Exercised /canceled /transferred	(20,080)
Number Of Outstanding Share options	208,940
Cosan S.A. [member] | Stock grant programs [member] | July 31, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2020
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	68,972
Exercised /canceled /transferred	(6,704)
Number Of Outstanding Share options	62,268
Cosan S.A. [member] | Stock grant programs [member] | July 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2021
Company	Cosan S.A.
Expected life (years)	3 years
Number of share options granted	424,839
Exercised /canceled /transferred
Number Of Outstanding Share options	424,839
Cosan S.A. [member] | Stock grant programs [member] | September 10, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	September 10, 2021
Company	Cosan S.A.
Expected life (years)	4 years
Number of share options granted	5,283,275
Exercised /canceled /transferred	(660,410)
Number Of Outstanding Share options	4,622,865
Cosan S.A. [member] | Stock grant programs [member] | October 11, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	October 11, 2021
Company	Cosan S.A.
Expected life (years)	5 years
Number of share options granted	809,944
Exercised /canceled /transferred
Number Of Outstanding Share options	809,944
Cosan S.A. [member] | Stock Grant Modification [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	6,470,410
Exercised /canceled /transferred	(6,470,410)
Number Of Outstanding Share options
Cosan S.A. [member] | Stock Grant Modification [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 18, 2011
Company	Cosan S.A.
Number of share options granted	6,006,504
Exercised /canceled /transferred	(6,006,504)
Number Of Outstanding Share options
Cosan S.A. [member] | Stock Grant Modification [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 31, 2015
Company	Cosan S.A.
Number of share options granted	463,906
Exercised /canceled /transferred	(463,906)
Number Of Outstanding Share options
Comgas [member] | Stock grant programs [member] | July 31, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2019
Company	Comgás
Expected life (years)	5 years
Number of share options granted	83,683
Exercised /canceled /transferred	(14,794)
Number Of Outstanding Share options	68,889
Comgas [member] | Stock grant programs [member] | April 20, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	April 20, 2017
Company	Comgás
Expected life (years)	5 years
Number of share options granted	61,300
Exercised /canceled /transferred	(61,300)
Number Of Outstanding Share options
Comgas [member] | Stock grant programs [member] | August 12, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 12, 2017
Company	Comgás
Expected life (years)	5 years
Number of share options granted	97,780
Exercised /canceled /transferred	(97,780)
Number Of Outstanding Share options
Comgas [member] | Stock grant programs [member] | August 1, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1, 2018
Company	Comgás
Expected life (years)	5 years
Number of share options granted	96,787
Exercised /canceled /transferred	(17,761)
Number Of Outstanding Share options	79,026
Comgas [member] | Cash Settled Transactions [Member] | November 1st, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	November 1<sup>st</sup>, 2021
Company	Comgás
Expected life (years)	3 years
Number of share options granted	172,251
Exercised /canceled /transferred
Number Of Outstanding Share options	172,251
Compass Gas E Energia S A [Member] | Stock grant programs [member] | February 01, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	February 1, 2020
Company	Compass Gás e Energia
Expected life (years)	5 years
Number of share options granted	1,858,969
Exercised /canceled /transferred	(1,858,969)
Number Of Outstanding Share options
Compass Gas E Energia S A [Member] | Cash Settled Transactions [Member] | August 1st, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1<sup>st</sup>, 2021
Company	Compass Gás e Energia
Expected life (years)	2 years
Number of share options granted	26,625
Exercised /canceled /transferred
Number Of Outstanding Share options	26,625
Compass Gas E Energia S A [Member] | Cash Settled Transactions [Member] | August 1st, 2021, Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1<sup>st</sup>, 2021
Company	Compass Gás e Energia
Expected life (years)	3 years
Number of share options granted	152,770
Exercised /canceled /transferred
Number Of Outstanding Share options	152,770
Compass Gas E Energia S A [Member] | Cash Settled Transactions [Member] | November 1st, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	November 1<sup><sup>st</sup></sup>, 2021
Company	Compass Gás e Energia
Expected life (years)	3 years
Number of share options granted	1,474,367
Exercised /canceled /transferred
Number Of Outstanding Share options	1,474,367
Comgas and Compass Gas e Energia [member] | Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	2,198,519
Exercised /canceled /transferred	(2,050,604)
Number Of Outstanding Share options	147,915
Rumo S.A. [member] | Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	8,157,131
Exercised /canceled /transferred	(2,725,308)
Number Of Outstanding Share options	5,431,823
Rumo S.A. [member] | Stock grant programs [member] | August 1, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1, 2018
Company	Rumo
Expected life (years)	5 years
Number of share options granted	1,149,544
Exercised /canceled /transferred	(308,417)
Number Of Outstanding Share options	841,127
Rumo S.A. [member] | Stock grant programs [member] | January 2, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	January 2, 2017
Company	Rumo
Expected life (years)	5 years
Number of share options granted	1,476,000
Exercised /canceled /transferred	(1,476,000)
Number Of Outstanding Share options
Rumo S.A. [member] | Stock grant programs [member] | September 1, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	September 1, 2017
Company	Rumo
Expected life (years)	5 years
Number of share options granted	870,900
Exercised /canceled /transferred	(255,250)
Number Of Outstanding Share options	615,650
Rumo S.A. [member] | Stock grant programs [member] | August 15, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 15, 2019
Company	Rumo
Expected life (years)	5 years
Number of share options granted	843,152
Exercised /canceled /transferred	(147,214)
Number Of Outstanding Share options	695,938
Rumo S.A. [member] | Stock grant programs [member] | November 11, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	November 11, 2020
Company	Rumo
Expected life (years)	5 years
Number of share options granted	776,142
Exercised /canceled /transferred	(115,303)
Number Of Outstanding Share options	660,839
Rumo S.A. [member] | Stock grant programs [member] | May 05, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	May 05, 2021
Company	Rumo
Expected life (years)	5 years
Number of share options granted	1,481,000
Exercised /canceled /transferred	(414,702)
Number Of Outstanding Share options	1,066,298
Rumo S.A. [member] | Stock grant programs [member] | September 15, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	September 15, 2021
Company	Rumo
Expected life (years)	3 years
Number of share options granted	1,560,393
Exercised /canceled /transferred	(8,422)
Number Of Outstanding Share options	1,551,971
Moove [member] | Cash Settled Transactions [Member] | July 31, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2019
Company	Moove
Expected life (years)	5 years
Number of share options granted	132,670
Exercised /canceled /transferred
Number Of Outstanding Share options	132,670
Moove [member] | Cash Settled Transactions [Member] | July 31, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2020
Company	Moove
Expected life (years)	5 years
Number of share options granted	106,952
Exercised /canceled /transferred
Number Of Outstanding Share options	106,952
Moove [member] | Cash Settled Transactions [Member] | July 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	July 31, 2021
Company	Moove
Expected life (years)	3 years
Number of share options granted	80,729
Exercised /canceled /transferred
Number Of Outstanding Share options	80,729
Compas Comercializacao [Member] | Cash Settled Transactions [Member] | August 1st, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1<sup>st</sup>, 2021
Company	Compass Comercialização
Expected life (years)	2 years
Number of share options granted	31,535
Exercised /canceled /transferred
Number Of Outstanding Share options	31,535
TRSP [Member] | Cash Settled Transactions [Member] | August 1st, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date	August 1<sup>st</sup>, 2021
Company	TRSP
Expected life (years)	3 years
Number of share options granted	33,634
Exercised /canceled /transferred
Number Of Outstanding Share options	33,634
Moove Compass Gas E Energia Compass Comercializacao TRSP and Comgas [Member] | Cash Settled Transactions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	2,211,533
Exercised /canceled /transferred
Number Of Outstanding Share options	2,211,533
Bottom of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	1 year
Bottom of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	5 years
Top of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	12 years
Top of range [member] | Cosan S.A. [member] | Stock Grant Modification [member] | August 31, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years)	7 years

[1]	On May 6, 2021, the Company split the issued shares, in the proportion of 1:4, without changing the share capital. The split of shares was approved at the Annual and Extraordinary General Meeting on April 30, 2021.